Sales - Trade receivables - Short-term and long-term (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Net trade receivables	€ 6,029	€ 5,620	€ 5,320	€ 5,295
o/w short-term trade receivables	5,793	5,382	5,044
o/w long-term trade receivables	€ 236	€ 238	€ 276